UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23227

Syntax ETF Trust

(Exact name of registrant as specified in charter)

110 E. 59th St. 33rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

David Jaffin, One Liberty Plaza, 46th Floor, New York NY 10006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-883-2290

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please_ direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QUARTERLY REPORT
Syntax Stratified LargeCap ETF
September 30, 2019

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	449	$73,816
Abbott Laboratories	2,436	203,820
AbbVie, Inc.	1,092	82,686
ABIOMED, Inc.(a)	206	36,645
Accenture PLC, Class A	527	101,368
Activision Blizzard, Inc.	3,667	194,058
Adobe, Inc.(a)	1,475	407,469
Advance Auto Parts, Inc.	588	97,255
Advanced Micro Devices, Inc.(a)	2,230	64,648
AES Corp.	12,994	212,322
Affiliated Managers Group, Inc.	772	64,346
Aflac, Inc.	1,982	103,698
Agilent Technologies, Inc.	1,317	100,922
Air Products & Chemicals, Inc.	139	30,839
Akamai Technologies, Inc.(a)	1,703	155,620
Alaska Air Group, Inc.	1,403	91,069
Albemarle Corp.	444	30,867
Alexandria Real Estate Equities, Inc., REIT	271	41,745
Alexion Pharmaceuticals, Inc.(a)	716	70,125
Align Technology, Inc.(a)	577	104,391
Allegion PLC	1,506	156,097
Allergan PLC	464	78,087
Alliance Data Systems Corp.	767	98,276
Alliant Energy Corp.	994	53,606
Allstate Corp.	1,456	158,238
Alphabet, Inc., Class A(a)	31	37,855
Alphabet, Inc., Class C(a)	31	37,789
Altria Group, Inc.	5,494	224,705
Amazon.com, Inc.(a)	28	48,605
Amcore PLC(a)	5,026	49,004
Ameren Corp.	670	53,634
American Airlines Group, Inc.	3,086	83,229
American Electric Power Co., Inc.	961	90,036
American Express Co.	287	33,946
American International Group, Inc.	1,344	74,861
American Tower Corp., REIT	191	42,236
American Water Works Co., Inc.	1,271	157,896
Ameriprise Financial, Inc.	465	68,401
AmerisourceBergen Corp.	1,846	151,981
AMETEK, Inc.	850	78,047
Amgen, Inc.	394	76,243
Amphenol Corp., Class A	1,221	117,826
Analog Devices, Inc.	1,762	196,868
ANSYS, Inc.(a)	1,934	428,110
Anthem, Inc.	649	155,825
AO Smith Corp.	1,532	73,092
Aon PLC	154	29,810
Apache Corp.	2,114	54,118
Apartment Investment & Management Co., REIT, Class A	1,518	79,149
Apple, Inc.	938	210,084
Security Description	Shares	Value
Applied Materials, Inc.	2,664	$132,934
Aptiv PLC	2,563	224,057
Archer-Daniels-Midland Co.	7,401	303,959
Arconic, Inc.	1,897	49,322
Arista Networks, Inc.(a)	632	150,997
Arthur J Gallagher & Co.	338	30,275
Assurant, Inc.	617	77,631
AT&T, Inc.	4,061	153,668
Atmos Energy Corp.	1,404	159,902
Autodesk, Inc.(a)	2,673	394,802
Automatic Data Processing, Inc.	643	103,793
AutoZone, Inc.(a)	80	86,770
AvalonBay Communities, Inc., REIT	372	80,103
Avery Dennison Corp.	1,322	150,140
Baker Hughes a GE Co.	10,160	235,712
Ball Corp.	706	51,404
Bank of America Corp.	3,408	99,411
Bank of New York Mellon Corp.	1,643	74,280
Baxter International, Inc.	2,363	206,692
BB&T Corp.	775	41,362
Becton Dickinson and Co.	197	49,833
Berkshire Hathaway, Inc., Class B(a)	962	200,115
Best Buy Co., Inc.	2,280	157,297
Biogen, Inc.(a)	325	75,666
BlackRock, Inc.	155	69,074
Boeing Co.	270	102,727
Booking Holdings, Inc.(a)	25	49,065
BorgWarner, Inc.	5,782	212,084
Boston Properties, Inc., REIT	313	40,584
Boston Scientific Corp.(a)	1,843	74,992
Bristol-Myers Squibb Co.	1,558	79,006
Broadcom, Inc.	471	130,029
Broadridge Financial Solutions, Inc.	621	77,271
Brown-Forman Corp., Class B	2,402	150,798
Cabot Oil & Gas Corp.	6,148	108,020
Cadence Design Systems, Inc.(a)	3,131	206,896
Campbell Soup Co.	2,853	133,863
Capital One Financial Corp.	1,099	99,987
Capri Holdings Ltd.(a)	3,852	127,732
Cardinal Health, Inc.	3,195	150,772
CarMax, Inc.(a)	1,066	93,808
Carnival Corp.	1,356	59,271
Caterpillar, Inc.	769	97,132
Cboe Global Markets, Inc.	370	42,517
CBRE Group, Inc., Class A(a)	544	28,837
CBS Corp., Class B, NVDR	2,345	94,668
CDW Corp.	306	37,711
Celanese Corp.	1,231	150,539
Celgene Corp.(a)	782	77,653
Centene Corp.(a)	3,624	156,774
CenterPoint Energy, Inc.	6,888	207,880
CenturyLink, Inc.	15,932	198,831

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cerner Corp.	1,730	$117,934
CF Industries Holdings, Inc.	773	38,032
CH Robinson Worldwide, Inc.	589	49,935
Charles Schwab Corp.	1,571	65,715
Charter Communications, Inc., Class A(a)	482	198,642
Chevron Corp.	3,807	451,510
Chipotle Mexican Grill, Inc.(a)	391	328,624
Chubb Ltd.	1,292	208,580
Church & Dwight Co., Inc.	3,667	275,905
Cigna Corp.(a)	1,022	155,129
Cimarex Energy Co.	2,411	115,583
Cincinnati Financial Corp.	1,816	211,873
Cintas Corp.	468	125,471
Cisco Systems, Inc.	3,077	152,035
Citigroup, Inc.	1,461	100,926
Citizens Financial Group, Inc.	1,117	39,508
Citrix Systems, Inc.	1,223	118,044
Clorox Co.	1,662	252,408
CME Group, Inc.	200	42,268
CMS Energy Corp.	838	53,590
Coca-Cola Co.	4,258	231,806
Cognizant Technology Solutions Corp., Class A	1,915	115,407
Colgate-Palmolive Co.	3,732	274,339
Comcast Corp., Class A	4,381	197,495
Comerica, Inc.	2,089	137,853
Conagra Brands, Inc.	4,423	135,698
Concho Resources, Inc.	699	47,462
ConocoPhillips	897	51,111
Consolidated Edison, Inc.	2,288	216,147
Constellation Brands, Inc., Class A	755	156,496
Cooper Companies, Inc.	341	101,277
Copart, Inc.(a)	627	50,367
Corning, Inc.	3,831	109,260
Corteva, Inc.(a)	1,280	35,840
Costco Wholesale Corp.	1,582	455,790
Coty, Inc., Class A	24,841	261,079
Crown Castle International Corp., REIT	301	41,842
CSX Corp.	531	36,782
Cummins, Inc.	311	50,590
CVS Health Corp.	6,412	404,405
Danaher Corp.	546	78,859
Darden Restaurants, Inc.	2,417	285,738
DaVita, Inc.(a)	1,108	63,234
Deere & Co.	621	104,750
Delta Air Lines, Inc.	1,541	88,762
DENTSPLY SIRONA, Inc.	989	52,724
Devon Energy Corp.	4,620	111,157
Diamondback Energy, Inc.	530	47,652
Digital Realty Trust, Inc., REIT	1,240	160,964
Discover Financial Services	1,213	98,362
Discovery, Inc., Class A(a)	1,840	48,999
Security Description	Shares	Value
Discovery, Inc., Class C(a)	1,950	$48,009
DISH Network Corp., Class A(a)	4,368	148,818
Dollar General Corp.	651	103,470
Dollar Tree, Inc.(a)	910	103,886
Dominion Energy, Inc.	1,121	90,846
Dover Corp.	773	76,960
Dow, Inc.(a)	1,067	50,843
DR Horton, Inc.	4,153	218,905
DTE Energy Co.	686	91,211
Duke Energy Corp.	547	52,435
Duke Realty Corp., REIT	1,275	43,312
DuPont de Nemours, Inc.	699	49,846
DXC Technology Co.	3,779	111,480
E*TRADE Financial Corp.	648	28,311
Eastman Chemical Co.	409	30,196
Eaton Corp. PLC	1,321	109,841
eBay, Inc.	1,271	49,544
Ecolab, Inc.	259	51,292
Edison International	2,857	215,475
Edwards Lifesciences Corp.(a)	351	77,188
Electronic Arts, Inc.(a)	2,084	203,857
Eli Lilly & Co.	695	77,722
Emerson Electric Co.	392	26,209
Entergy Corp.	775	90,954
EOG Resources, Inc.	648	48,095
Equifax, Inc.	436	61,332
Equinix, Inc., REIT	287	165,542
Equity Residential, REIT	912	78,669
Essex Property Trust, Inc., REIT	239	78,069
Estee Lauder Companies, Inc., Class A	1,355	269,577
Everest Re Group Ltd.	300	79,827
Evergy, Inc.	800	53,248
Eversource Energy	624	53,333
Exelon Corp.	4,346	209,955
Expedia Group, Inc.	388	52,151
Expeditors International of Washington, Inc.	673	49,997
Extra Space Storage, Inc., REIT	663	77,452
Exxon Mobil Corp.	6,367	449,574
F5 Networks, Inc.(a)	1,102	154,743
Facebook, Inc., Class A(a)	411	73,191
Fastenal Co.	2,745	89,679
Federal Realty Investment Tust, REIT	254	34,580
FedEx Corp.	443	64,488
Fidelity National Information Services, Inc.	393	52,175
Fifth Third Bancorp	1,447	39,619
First Republic Bank	1,432	138,474
FirstEnergy Corp.	1,084	52,281
Fiserv, Inc.(a)	500	51,795
FleetCor Technologies, Inc.(a)	118	33,840
FLIR Systems, Inc.	4,381	230,397
Flowserve Corp.	1,590	74,269
FMC Corp.	423	37,089

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ford Motor Co.	16,325	$149,537
Fortinet, Inc.(a)	1,501	115,217
Fortive Corp.	367	25,162
Fortune Brands Home & Security, Inc.	1,417	77,510
Fox Corp., Class A	1,517	47,839
Fox Corp., Class B(a)	1,523	48,035
Franklin Resources, Inc.	2,291	66,118
Freeport-McMoRan, Inc.	19,106	182,844
Gap, Inc.	4,012	69,648
Garmin Ltd.	2,406	203,764
Gartner, Inc.(a)	900	128,691
General Dynamics Corp.	541	98,857
General Electric Co.	8,263	73,871
General Mills, Inc.	2,449	134,989
General Motors Co.	3,968	148,721
Genuine Parts Co.	937	93,316
Gilead Sciences, Inc.	1,157	73,331
Global Payments, Inc.	204	32,436
Globe Life, Inc.(a)	1,078	103,229
Goldman Sachs Group, Inc.	935	193,760
H&R Block, Inc.	3,190	75,348
Halliburton Co.	5,705	107,539
Hanesbrands, Inc.	9,740	149,217
Harley-Davidson, Inc.	4,207	151,326
Hartford Financial Services Group, Inc.	1,278	77,460
Hasbro, Inc.	965	114,536
HCA Healthcare, Inc.	1,062	127,886
HCP, Inc., REIT	2,030	72,329
Helmerich & Payne, Inc.	2,789	111,755
Henry Schein, Inc.(a)	2,395	152,082
Hershey Co.	778	120,582
Hess Corp.	813	49,170
Hewlett Packard Enterprise Co.	10,047	152,413
Hilton Worldwide Holdings, Inc.	713	66,387
HollyFrontier Corp.	4,504	241,595
Hologic, Inc.(a)	3,097	156,368
Home Depot, Inc.	658	152,669
Honeywell International, Inc.	460	77,832
Hormel Foods Corp.	7,170	313,544
Host Hotels & Resorts, Inc., REIT	3,958	68,434
HP, Inc.	16,153	305,615
Humana, Inc.	599	153,146
Huntington Bancshares, Inc.	2,786	39,756
Huntington Ingalls Industries, Inc.	354	74,974
IDEX Corp.	451	73,910
IDEXX Laboratories, Inc.(a)	580	157,719
IHS Markit Ltd.(a)	1,514	101,256
Illinois Tool Works, Inc.	482	75,428
Illumina, Inc.(a)	341	103,739
Incyte Corp.(a)	1,007	74,750
Ingersoll-Rand PLC	413	50,886
Intel Corp.	1,303	67,144
Security Description	Shares	Value
Intercontinental Exchange, Inc.	452	$41,706
International Business Machines Corp.	858	124,770
International Flavors & Fragrances, Inc.	242	29,691
International Paper Co.	1,201	50,226
Interpublic Group of Companies, Inc.	4,848	104,523
Intuit, Inc.	442	117,545
Intuitive Surgical, Inc.(a)	74	39,955
Invesco Ltd.	3,939	66,727
IPG Photonics Corp.(a)	176	23,866
IQVIA Holdings, Inc.(a)	679	101,429
Iron Mountain, Inc.,REIT	1,263	40,909
Jack Henry & Associates, Inc.	353	51,527
Jacobs Engineering Group, Inc.	2,534	231,861
JB Hunt Transport Services, Inc.	446	49,350
JM Smucker Co.	1,240	136,425
Johnson & Johnson	1,571	203,256
Johnson Controls International PLC	1,750	76,807
JPMorgan Chase & Co.	854	100,507
Juniper Networks, Inc.	6,357	157,336
Kansas City Southern	289	38,440
Kellogg Co.	1,824	117,374
KeyCorp	2,252	40,176
Keysight Technologies, Inc.(a)	258	25,091
Kimberly-Clark Corp.	1,995	283,390
Kimco Realty Corp., REIT	1,703	35,559
Kinder Morgan, Inc.	10,042	206,966
KLA Corp.	911	145,259
Kohl's Corp.	2,341	116,254
Kraft Heinz Co.	4,512	126,043
Kroger Co.	17,626	454,398
L Brands, Inc.	4,094	80,201
L3Harris Technologies, Inc.	1,114	232,425
Laboratory Corp. of America Holdings(a)	398	66,864
Lam Research Corp.	581	134,275
Lamb Weston Holdings, Inc.	1,831	133,150
Leggett & Platt, Inc.	1,830	74,920
Leidos Holdings, Inc.	1,436	123,324
Lennar Corp., Class A	3,829	213,850
Lincoln National Corp.	1,667	100,553
Linde PLC	160	30,995
LKQ Corp.(a)	2,825	88,846
Lockheed Martin Corp.	200	78,012
Loews Corp.	4,046	208,288
Lowe's Companies, Inc.	1,360	149,546
LyondellBasell Industries N.V., Class A	596	53,324
M&T Bank Corp.	260	41,072
Macerich Co.REIT	1,031	32,569
Macy's, Inc.	7,203	111,935
Marathon Oil Corp.	4,052	49,718
Marathon Petroleum Corp.	4,343	263,837
MarketAxess Holdings, Inc.	124	40,610
Marriott International, Inc., Class A	511	63,553

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Marsh & McLennan Companies, Inc.	294	$29,415
Martin Marietta Materials, Inc.	389	106,625
Masco Corp.	1,784	74,357
Mastercard, Inc., Class A	124	33,675
Maxim Integrated Products, Inc.	3,446	199,558
McCormick & Co., Inc.	841	131,448
McDonald's Corp.	2,202	472,791
McKesson Corp.	1,074	146,773
Medtronic PLC	351	38,126
Merck & Co., Inc.	933	78,540
MetLife, Inc.	2,125	100,215
Mettler-Toledo International, Inc.(a)	36	25,358
MGM Resorts International	3,535	97,990
Microchip Technology, Inc.	720	66,895
Micron Technology, Inc.(a)	1,356	58,105
Microsoft Corp.	2,989	415,561
Mid-America Apartment Communities, Inc., REIT	607	78,916
Mohawk Industries, Inc.(a)	613	76,055
Molson Coors Brewing Co., Class B	2,695	154,962
Mondelez International, Inc., Class A	2,136	118,164
Monster Beverage Corp.(a)	3,924	227,827
Moody's Corp.	291	59,606
Morgan Stanley	4,553	194,277
Mosaic Co.	1,704	34,932
Motorola Solutions, Inc.	1,229	209,434
MSCI, Inc.	269	58,575
Mylan N.V.(a)	14,202	280,916
Nasdaq, Inc.	412	40,932
National Oilwell Varco, Inc.	10,151	215,201
Nektar Therapeutics(a)	3,831	69,782
NetApp, Inc.	2,722	142,932
Netflix, Inc.(a)	174	46,566
Newell Brands, Inc.	6,254	117,075
Newmont Goldcorp Corp.	5,314	201,507
News Corp., Class A	3,530	49,138
News Corp., Class B	3,446	49,261
NextEra Energy, Inc.	403	93,895
Nielsen Holdings PLC	4,576	97,240
NIKE, Inc., Class B	1,412	132,615
NiSource, Inc.	5,304	158,696
Noble Energy, Inc.	4,622	103,810
Nordstrom, Inc.	3,551	119,562
Norfolk Southern Corp.	212	38,088
Northern Trust Corp.	692	64,577
Northrop Grumman Corp.	212	79,455
Norwegian Cruise Line Holdings Ltd.(a)	1,253	64,868
NRG Energy, Inc.	5,335	211,266
Nucor Corp.	3,845	195,749
NVIDIA Corp.	376	65,450
NVR, Inc.(a)	58	215,606
Occidental Petroleum Corp.	1,140	50,696
Security Description	Shares	Value
Omnicom Group, Inc.	1,282	$100,381
ONEOK, Inc.	2,759	203,311
Oracle Corp.	2,184	120,186
O'Reilly Automotive, Inc.(a)	236	94,048
PACCAR, Inc.	1,434	100,394
Packaging Corp. of America	474	50,291
Parker-Hannifin Corp.	282	50,932
Paychex, Inc.	1,258	104,125
PayPal Holdings, Inc.(a)	480	49,723
Pentair PLC	2,035	76,923
People's United Financial, Inc.	12,583	196,735
PepsiCo, Inc.	846	115,987
PerkinElmer, Inc.	1,185	100,926
Perrigo Co. PLC	5,514	308,177
Pfizer, Inc.	2,089	75,058
Philip Morris International, Inc.	3,164	240,243
Phillips 66	2,250	230,400
Pinnacle West Capital Corp.	552	53,583
Pioneer Natural Resources Co.	380	47,793
PNC Financial Services Group, Inc.	295	41,347
PPG Industries, Inc.	430	50,959
PPL Corp.	1,663	52,368
Principal Financial Group, Inc.	1,183	67,597
Procter & Gamble Co.	2,163	269,034
Progressive Corp.	2,119	163,693
Prologis, Inc., REIT	488	41,587
Prudential Financial, Inc.	1,144	102,903
Public Service Enterprise Group, Inc.	1,448	89,892
Public Storage, REIT	316	77,505
PulteGroup, Inc.	5,827	212,977
PVH Corp.	850	74,995
Qorvo, Inc.(a)	1,765	130,857
QUALCOMM, Inc.	1,746	133,185
Quanta Services, Inc.	6,063	229,181
Quest Diagnostics, Inc.	656	70,212
Ralph Lauren Corp.	753	71,889
Raymond James Financial, Inc.	337	27,789
Raytheon Co.	388	76,122
Realty Income Corp., REIT	471	36,116
Regency Centers Corp., REIT	503	34,953
Regeneron Pharmaceuticals, Inc.(a)	273	75,730
Regions Financial Corp.	2,517	39,819
Republic Services, Inc.	1,358	117,535
ResMed, Inc.	777	104,980
Robert Half International, Inc.	1,810	100,745
Rockwell Automation, Inc.	154	25,379
Rollins, Inc.	3,346	113,998
Roper Technologies, Inc.	214	76,312
Ross Stores, Inc.	1,129	124,021
Royal Caribbean Cruises Ltd.	596	64,565
S&P Global, Inc.	246	60,265
salesforce.com, Inc.(a)	768	114,002

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp., REIT	168	$40,513
Schlumberger Ltd.	3,100	105,927
Seagate Technology PLC	2,745	147,654
Sealed Air Corp.	1,211	50,269
Sempra Energy	362	53,435
Sherwin-Williams Co.	95	52,238
Simon Property Group, Inc., REIT	223	34,710
Skyworks Solutions, Inc.	2,501	198,204
SL Green Realty Corp., REIT	502	41,039
Snap-on, Inc.	713	111,613
Southern Co.	855	52,813
Southwest Airlines Co.	1,657	89,495
Stanley Black & Decker, Inc.	791	114,228
Starbucks Corp.	3,404	300,982
State Street Corp.	1,261	74,639
Stryker Corp.	353	76,354
SunTrust Banks, Inc.	599	41,211
SVB Financial Group(a)	611	127,668
Symantec Corp.	4,799	113,400
Synchrony Financial	3,007	102,509
Synopsys, Inc.(a)	1,523	209,032
Sysco Corp.	5,906	468,936
T Rowe Price Group, Inc.	575	65,694
Take-Two Interactive Software, Inc.(a)	1,639	205,432
Tapestry, Inc.	4,907	127,827
Target Corp.	951	101,671
TE Connectivity Ltd.	1,195	111,350
TechnipFMC PLC	4,534	109,451
Teleflex, Inc.	155	52,661
Texas Instruments, Inc.	1,584	204,716
Textron, Inc.	2,002	98,018
Thermo Fisher Scientific, Inc.	345	100,488
Tiffany & Co.	1,257	116,436
TJX Companies, Inc.	2,179	121,457
T-Mobile US, Inc.(a)	1,940	152,814
Tractor Supply Co.	953	86,189
TransDigm Group, Inc.	99	51,546
Travelers Companies, Inc.	1,405	208,909
TripAdvisor, Inc.(a)	1,885	72,912
Twitter, Inc.(a)	1,808	74,490
Tyson Foods, Inc., Class A	3,618	311,655
UDR, Inc., REIT	1,619	78,489
Ulta Salon Cosmetics & Fragrance, Inc.(a)	679	170,191
Under Armour, Inc., Class A(a)	2,912	58,065
Under Armour, Inc., Class C(a)	3,234	58,632
Union Pacific Corp.	225	36,446
United Airlines Holdings, Inc.(a)	1,012	89,471
United Parcel Service, Inc., Class B	629	75,367
United Rentals, Inc.(a)	719	89,616
United Technologies Corp.	559	76,315
UnitedHealth Group, Inc.	704	152,993
Universal Health Services, Inc., Class B	899	133,726
Security Description	Shares	Value
Unum Group	3,455	$102,683
US Bancorp	734	40,620
Valero Energy Corp.	2,705	230,574
Varian Medical Systems, Inc.(a)	328	39,062
Ventas, Inc., REIT	1,960	143,139
VeriSign, Inc.(a)	816	153,922
Verisk Analytics, Inc.	395	62,465
Verizon Communications, Inc.	2,570	155,125
Vertex Pharmaceuticals, Inc.(a)	440	74,545
VF Corp.	1,707	151,906
Viacom, Inc., Class B	3,941	94,702
Visa, Inc., Class A	193	33,198
Vornado Realty Trust, REIT	649	41,322
Vulcan Materials Co.	696	105,263
Wabtec Corp.	684	49,152
Walgreens Boots Alliance, Inc.	7,336	405,754
Walmart, Inc.	3,938	467,362
Walt Disney Co.	745	97,088
Waste Management, Inc.	1,032	118,680
Waters Corp.(a)	443	98,891
WEC Energy Group, Inc.	965	91,771
WellCare Health Plans, Inc.(a)	384	99,521
Wells Fargo & Co.	2,103	106,075
Welltower, Inc., REIT	1,604	145,403
Western Digital Corp.	2,386	142,301
Western Union Co.	4,398	101,902
Westrock Co.	1,316	47,968
Weyerhaeuser Co., REIT	3,754	103,986
Whirlpool Corp.	515	81,555
Williams Companies, Inc.	8,325	200,299
Willis Towers Watson PLC	151	29,138
WW Grainger, Inc.	313	93,008
Wynn Resorts Ltd.	874	95,021
Xcel Energy, Inc.	820	53,210
Xerox Holdings Corp.(a)	10,021	299,728
Xilinx, Inc.	650	62,335
Xylem, Inc.	981	78,107
Yum! Brands, Inc.	4,153	471,075
Zimmer Biomet Holdings, Inc.	556	76,322
Zions Bancorp NA	4,585	204,124
Zoetis, Inc.	637	79,364
INVESTMENTS IN COMMON STOCK—99.7% (Cost $52,318,764)		58,677,275
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		191,576
NET ASSETS—100.0%		$58,868,851

(a)	Non-income producing security.

NVDR=Non Voting Depositary Receipt
PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$58,677,275	$—	$—	$58,677,275

Syntax Stratified LargeCap ETF
Portfolio Statistics
September 30, 2019 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2019*
INDUSTRY	PERCENTAGE OF NET ASSETS
Downstream Energy	3.2%
Processed Foods	3.2
Restaurants	3.2
Food Distributors	3.1
Business Software for Specific Uses	3.1
Branded Pharmaceuticals	3.1
Upstream Energy	3.0
Operators and Developers	2.4
Electric Competitive	2.2
Commercial Hardware	2.2
Rental	2.1
End User Hardware	2.1
Internet Services and Websites	2.1
Electric Regulated	2.1
Management and IT Services	2.0
Telecommunication Networks	2.0
Non Real Estate Banking	2.0
Investment Services	2.0
Capital Markets	2.0
Content Providers	2.0
Consumer Insurance	2.0
Commercial Insurance	1.9
Transaction Services	1.9
Midstream and Gas	1.8
Home Office and Consumer Equipment Retail	1.6
Specialty Services	1.6
Primary Foods	1.6
Distribution Services	1.6
Alcohol and Tobacco	1.6
Home Office and Consumer Equipment Manufacture	1.6
Information and Electrical Components	1.5
Transportation Services	1.5
Auto Products	1.5
Healthcare Insurance	1.5
Semiconductor Services and Equipment	1.4
Healthcare Providers and Facilities	1.4
Drugstores	1.4
Personal Products	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Diversified Household and Personal Products	1.4
Digital Integrated Circuits	1.3
Accessories and Footwear	1.3
Other Natural Resources	1.3
Mechanical Components	1.3
Chemicals	1.3
Transport Aerospace and Defense Equipment	1.2
Medical Devices	1.2
Medical Research Services and Equipment	1.1
Hospital Equipment	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Diversified Drugs and Devices	1.0%
Healthcare Products Distribution	1.0
Apparel Retailers	1.0
Metals	1.0
Industrial Conglomerates	0.9
Production Equipment	0.8
Branded Apparel	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
September 30, 2019 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF (the “Fund”), is a series of the Trust.
The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Fund’s investment adviser.
The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).
The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will seek to track the performance of the Syntax Stratified LargeCap Index, which is a stratified-weight version of the widely used S&P 500® Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Refer to the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Fund maintains its financial records in U.S. dollars.
In preparing the Fund’s financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Fund.
Tax Free Exchange
Syntax LargeCap ETF acquired the assets of the Syntax 500 LP on January 2, 2019. The business combination was structured as a tax-free exchange of shares, and as such the Fund has elected to carry forward the historical cost basis of investments and cumulative unrealized loss as reported by Syntax 500 LP, prior to the business combination.
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Note  2—Significant Accounting Policies—(continued)
security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s respective Schedule of Investments.
Investment Transactions: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.
Distribution of Income and Gains: The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short- term capital gains, which are included as ordinary income for tax purposes.
Cash: Cash consists of cash held at the Fund’s custodian, State Street Bank and Trust Company.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Organizational and Offering Costs: Syntax Advisors has agreed to pay all of the Fund’s organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Fund.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Note  3—Capital Share Transactions
The Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Index.
Note  4—Fund Fees and Expenses
Investment Management Fees: The Fund pays the Advisor a unitary management fee at a rate of 0.45% of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. Syntax Advisors provides investment advisory, supervisory and administration services under an investment management agreement. The Fund pays a management fee to Syntax Advisors based on daily Average Net Assets (“ANA”) of 0.45%. Syntax Advisors has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. These arrangements cannot be terminated prior to one year from the effective date without the approval of the Board of Trustees. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation.
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than creation units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.
The Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Note  5—Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.
Note  6—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  7—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments  (continued)
September 30, 2019 (Unaudited)

Note  7—Subsequent Events—(continued)
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Syntax ETF Trust

By (Signature and Title)*  /s/ Rory Riggs, CEO and Principal Executive Officer

Date 11/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Jaffin, Treasurer and Principal Financial Officer

Date 11/21/19

* Print the name and title of each signing officer under his or her signature.